Acquisitions (Tables) - The Arena Group Holdings Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Asset Acquisition [Line Items]
Schedule of Supplemental Proforma Information

The following table summarizes the results of operations of the Parade acquisition from the acquisition date included in the condensed consolidated results of operations and the unaudited pro forma results of operations of the combined entity had the date of the acquisition been as of the beginning of the reporting period during the year of the acquisition, or January 1, 2021:

	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2022
Parade from acquisition date of April 1, 2022 (unaudited):
Revenue	$13,373	$30,801
Net income	81	2,521
Combined entity supplemental pro forma information had the acquisition date been January 1, 2021 (unaudited):
Revenue:
Parade	$13,373	$46,710
Arena	53,333	149,224
Total supplemental pro forma revenue	$66,706	$195,934
Net income (loss):
Parade	$81	$1,945
Arena	(16,586)	(59,106)
Adjustment	317	(1,724)
Total supplemental pro forma net loss	$(16,188)	$(58,885)

	Years Ended December 31,
	2022	2021
Parade continuing operations from acquisition date of April 1, 2022 (unaudited):
Revenue	$13,253	$-
Net loss	1,086	-
Combined entity continuing operations supplemental pro forma information had the acquisition date been January 1, 2021 (unaudited):
Revenue:
Parade	$17,522	$19,522
Arena	207,682	189,140
Total continuing operations supplemental pro forma revenue	$225,204	$208,662
Net income (loss):
Parade	$1,222	$2,872
Arena	(68,474)	(89,940)
Adjustments	(1,967)	(49)
Total continuing operations supplemental pro forma net loss	$(69,219)	$(87,117)

Schedule of Preliminary Price Allocation

The preliminary purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Lease deposit receivable	$420
Advertiser relationships	6,860
Brand names	6,090
Goodwill	17,138
Unearned revenue	(3,941)
Subscription refund liability	(137)
Assumed lease obligation	(1,430)
Net assets acquired	$25,000

Athlon Holdings, Inc. [Member]
Asset Acquisition [Line Items]
Schedule of Composition of Purchase Price	The composition of the purchase price is as follows:
Cash	$12,085
Common stock	3,141
Deferred cash payments, as discounted	628
Total purchase consideration	$15,854

Summary of Purchase Price Allocation

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Cash	$2,604
Accounts receivable	10,855
Other current assets	1,337
Equity investment	2,450
Fixed assets	108
Digital content	355
Advertiser relationships	6,202
Trade names	2,261
Goodwill	2,587
Accounts payable	(7,416)
Accrued expenses and other	(2,440)
Unearned revenue	(1,203)
Other long-term liabilities	(543)
Deferred tax liabilities	(1,303)
Net assets acquired	$15,854

Fexy Studios [Member]
Asset Acquisition [Line Items]
Schedule of Composition Preliminary Assets Purchase Price	The composition of the preliminary purchase price is as follows:
Cash	$500
Common stock	2,000
Contingent consideration	561
Deferred cash payments, as discounted	246
Total purchase consideration	$3,307

Summary of Preliminary Assets Purchase Price Allocation

The preliminary purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Advertiser relationships	$663
Brand names	659
Goodwill	1,985
Net assets acquired	$3,307

Athlon Holdings, Inc. [Member]
Asset Acquisition [Line Items]
Schedule of Preliminary Purchase Price	The composition of the purchase price is as follows:
Cash	$12,085
Common stock	3,141
Deferred cash payments, as discounted	628
Total purchase consideration	$15,854

Summary of Price Allocation for Acquisition

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Cash	$2,604
Accounts receivable	10,855
Other current assets	1,337
Equity investment	2,450
Fixed assets	108
Digital content	355
Advertiser relationships	6,202
Trade names	2,261
Goodwill	2,587
Accounts payable	(7,416)
Accrued expenses and other	(2,440)
Unearned revenue	(1,203)
Other long-term liabilities	(543)
Deferred tax liabilities	(1,303)
Net assets acquired	$15,854

College Spun Media Incorporated [Member]
Asset Acquisition [Line Items]
Summary of Price Allocation for Acquisition

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Cash	$3,214
Accounts receivable	1,772
Other current assets	5
Brand name	5,175
Goodwill	3,479
Accrued expenses	(85)
Deferred tax liabilities	(1,825)
Net assets acquired	$11,735

Schedule of Preliminary Purchase Price	The composition of the purchase price is as follows:
Cash	$10,830
Deferred cash payments, as discounted	905
Total purchase consideration	$11,735

Fulltime Fantasy Sports LLC [Member]
Asset Acquisition [Line Items]
Schedule of Preliminary Purchase Price

The composition of the purchase price is as follows:

Cash (including $35 of transaction related costs)	$335
Restricted stock	168
Deferred cash payments	419
Deferred restricted stock	335
Total purchase consideration	$1,257